Financial instruments, Interest rate risk (Details) - Interest Rate Risk [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Interest Rate Risk, 1% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on loss before tax	$ 211,689	$ 255,326
Interest Rate Risk, 1% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on loss before tax	$ 211,689	$ 255,326